UNITED STATES
SECUIUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.): 	[X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		The Bank of Kentucky
Address:   	111 Lookout Farm Drive
		Crestview Hills, KY  41017


Form 13F File Number:  28-13962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
 Richard H. Tapke, III
Title:
 Vice President, Trust Investment Officer
Phone:
 859-372-2256

Signature, Place, and Date of Signing:

Richard H. Tapke, III	Crestview Hills, KY	March 27, 2012
     [Signature]	[City, State] 		[Date]
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-_________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  70



Form 13F Information Table Value Total:  215,255
					(thousands)


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      673     8050 SH       SOLE                     8050
ABBOTT LABS                    COM              002824100     5449   103427 SH       SOLE                   103427
AMERICAN EXPRESS CO            COM              025816109      502    12175 SH       SOLE                    12175
AMEX CONSUMER DISCRETIONARY SE COM              81369Y407     3941   119991 SH       SOLE                   119991
AMEX TECHNOLOGY SELECT SPDR    COM              81369Y803      278    12052 SH       SOLE                    12052
APPLIED MATERIALS INC          COM              038222105     3830   284388 SH       SOLE                   284388
AT&T INC                       COM              00206R102     4877   188731 SH       SOLE                  1887731
AUTOMATIC DATA PROCESSING      COM              053015103      512    11505 SH       SOLE                    11505
BANK OF AMERICA CORP           COM              060505104     3896   218274 SH       SOLE                   208274
BP AMOCO PLC                   COM              055622104      967    16952 SH       SOLE                    16952
BRISTOL MYERS SQUIBB CO        COM              110122108      877    32829 SH       SOLE                    32829
CARNIVAL CORP                  COM              143658300     3722    95738 SH       SOLE                    95738
CHEVRON CORP                   COM              166764100     7314    96452 SH       SOLE                    96452
CISCO SYSTEMS INC              COM              17275R102     4599   176670 SH       SOLE                   176670
CLOROX CO                      COM              189054109     2358    36770 SH       SOLE                    36770
CONOCOPHILLIPS                 COM              20825C104      222     4336 SH       SOLE                     4336
CORNING INC                    COM              219350105     3236   160107 SH       SOLE                   160107
CSX CORP                       COM              126408103      574    11275 SH       SOLE                    11275
DODGE & COX INTL STOCK FUND    COM              256206103     6417   194266 SH       SOLE                   194266
DOW CHEMICAL CO                COM              260543103     4720   159638 SH       SOLE                   159638
DUKE ENERGY CORP               COM              26441C105     4716   288983 SH       SOLE                   288983
ELECTRONIC ARTS INC            COM              285512109      674    36097 SH       SOLE                    36097
EMERSON ELEC CO                COM              291011104     4703    93421 SH       SOLE                    93421
EXXON MOBIL CORP               COM              30231G102     9320   139145 SH       SOLE                   139145
FIFTH THIRD BANCORP            COM              316773100     2789   205695 SH       SOLE                   205695
GENERAL ELECTRIC CO            COM              369604103     4267   234442 SH       SOLE                   234442
GENERAL MILLS INC              COM              370334104     2230    31500 SH       SOLE                    31500
GRAINGER W W INC               COM              384802104     2897    26795 SH       SOLE                    26795
HARBOR INTERNATIONAL FUND-INST COM              411511306     5478    99203 SH       SOLE                    99203
HARBOR INTERNATIONAL FUND-INV  COM              411511645     1199    21923 SH       SOLE                    21923
HOME DEPOT INC                 COM              437076102     3124    96573 SH       SOLE                    96573
HUNTINGTON BANCSHARES INC      COM              446150104      197    36602 SH       SOLE                    36602
IBM CORP                       COM              459200101    11274    87909 SH       SOLE                    87909
ISHARES DJ SELECT DIVIDEND IND COM              464287168     2723    59162 SH       SOLE                    59162
ISHARES MSCI EAFE INDEX FUND   COM              464287465      231     4118 SH       SOLE                     4118
ISHARES S&P 100 INDEX FUND     COM              464287101      435     8126 SH       SOLE                     8126
ISHARES S&P 500 GROWTH INDEX F COM              464287309      532     8875 SH       SOLE                     8875
ISHARES S&P 500 VALUE INDEX FU COM              464287408     1336    23668 SH       SOLE                    23668
ISHARES S&P MIDCAP 400 INDEX F COM              464287507     6333    80465 SH       SOLE                    80465
ISHARES S&P SMALLCAP 600       COM              464287804     5301    89162 SH       SOLE                    81012              8150
JOHNSON & JOHNSON              COM              478160104     4941    75778 SH       SOLE                    75778
JP MORGAN CHASE & CO           COM              46625H100      847    18918 SH       SOLE                    18918
KIMBERLY CLARK CORP            COM              494368103     4521    71902 SH       SOLE                    71902
MEDTRONIC INC                  COM              585055106     3101    68864 SH       SOLE                    68864
MERCK & CO INC                 COM              58933Y105     2231    59735 SH       SOLE                    59735
MICROSOFT CORP                 COM              594918104     5085   173610 SH       SOLE                   173610
MONSANTO CO                    COM              61166W101      290     4060 SH       SOLE                     4060
NIKE INC -CL B                 COM              654106103     3753    51058 SH       SOLE                    51058
NORFOLK SOUTHERN CORP          COM              655844108     3314    59295 SH       SOLE                    59295
NUCOR CORP                     COM              670346105     1995    43960 SH       SOLE                    43960
ORACLE CORP                    COM              68389X105     2979   115850 SH       SOLE                   115850
PEPSICO INC                    COM              713448108     5268    79624 SH       SOLE                    79624
PFIZER INC                     COM              717081103      562    32752 SH       SOLE                    32752
PROCTER & GAMBLE CO            COM              742718109    22624   357582 SH       SOLE                   357582
SPDR GOLD TRUST                COM              78463V107      226     2070 SH       SOLE                     2070
SPDR MORGAN STANLEY TECHNOLOGY COM              78464A102      295     4930 SH       SOLE                     4930
SPDR S&P 500 ETF TRUST         COM              78462F103     1224    10461 SH       SOLE                    10461
T ROWE PRICE EMERGING MARKETS  COM              77956H864     1414    45571 SH       SOLE                    45571
TRANSOCEAN LTD                 COM              H8817H100     3120    36116 SH       SOLE                    36116
U S BANCORP                    COM              902973304     4623   178651 SH       SOLE                   178651
UNION PACIFIC CORP             COM              907818108      395     5390 SH       SOLE                     5390
UNITED TECHNOLOGIES CORP COM   COM              913017109     4131    56121 SH       SOLE                    56121
VISA INC-CLASS A               COM              92826C839     4857    53353 SH       SOLE                    53353
DODGE & COX STOCK FUND                          256219106      354 3464.216 SH       SOLE                 3464.216
FIRST AMERICAN REAL ESTATE SEC                  318530268      517 32955.057SH       SOLE                32955.057
FRANKLIN INCOME FUND-C                          353496805       88 41477.014SH       SOLE                41477.014
JANUS ORION FUND                                471023648     1243 116428.750SH      SOLE               116428.750
LOOMIS SAYLES SMALL CAP VALUE                   543495816      730 32328.587SH       SOLE                32328.587
ROYCE VALUE PLUS FUND-SV                        780905741      726 61432.954SH       SOLE                61432.954
T ROWE PRICE MID CAP VALUE FUN                  77957Y106     1082 49184.876SH       SOLE                49184.876